Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share data):

	Three Months Ended June 30,
	2021	2020
Net loss	$(90,442)	$(2,194)
Weighted- average shares outstanding – Basic and Diluted	8,768,051	7,100,668
Net loss per share – Basic and Diluted	$(10.31)	$(0.31)

	Six Months Ended June 30,
	2021	2020
Net loss	$(245,360)	$(3,429)
Weighted- average shares outstanding – Basic and Diluted	8,271,509	7,098,016
Net loss per share – Basic and Diluted	$(29.66)	$(0.48)

The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020 and 2019 (in thousands, except per share data):

	2020	2019
Net loss	$(30,419)	$(11,467)
Series B Redeemable Convertible Preferred Stock accretion	—	(79)

Net Loss to Common Stockholders	$(30,419)	$(11,546)

Weighted-average shares outstanding – Basic and Diluted	7,108,389	7,043,575

Net loss per share – Basic and Diluted	$(4.28)	$(1.64)

ACON S2 Acquisition Corp [Member]
Schedule of Earnings Per Share, Basic and Diluted
The basic and diluted loss per ordinary share is calculated as follows:

For The Period From July 21, 2020 (inception) through December 31, 2020
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$3,841
Less: Company’s portion available to be withdrawn to pay taxes	—

Net income attributable	$3,841

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	21,719,426

Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(3,294,265)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,841

Non-redeemable net loss	$(3,298,105)

Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	8,310,766

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.40)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the three months ended June 30, 2021	For the six months ended June 30, 2021
Class A Ordinary share subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	$3,293	$6,514
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	$3,293	$6,514

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	22,474,838	22,024,254

Basic and diluted net income per share	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(6,784,606)	$2,454,357
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,293	6,514

Non-redeemable net (loss) income	$(6,787,899)	$2,447,843

Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	8,775,162	9,225,746

Basic and diluted net (loss) income per share, Non-redeemable ordinary shares	$(0.77)	$0.27